Parent only financial information (Tables)	12 Months Ended
Dec. 31, 2022
Parent only financial information
Schedule of condensed balance sheets

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash	158,755	119,022
Prepayments and other assets	5,751	35
Amounts due from related parties	3,217,624	4,168,615
Total current assets	3,382,130	4,287,672

Non-current assets
Long-term investments	—	69,319
Total non-current assets	—	69,319
Total assets	3,382,130	4,356,991

Current Liabilities
Accounts payable	108	—
Accrued expenses and other current liabilities	—	146,507
Amounts due to related parties	85,390	18,925
Share of losses in excess of investments in subsidiaries and VIEs	2,861,051	3,948,086
Total current liabilities	2,946,549	4,113,518

Non-current liabilities
Convertible notes payable	—	439,869
Total non-current liabilities	—	439,869
Total liabilities	2,946,549	4,553,387

MEZZANINE EQUITY
Series Angel Redeemable Convertible Preferred Shares	283,585	—
Series A Redeemable Convertible Preferred Shares	1,429,313	—
Series A+ Redeemable Convertible Preferred Shares	1,386,671	—
Series A++ Redeemable Convertible Preferred Shares	475,413	—
Series B Redeemable Convertible Preferred Shares	1,117,317	—
Subscription receivable from a Series B Redeemable Convertible Preferred Shareholder	(159,392)	—
Total mezzanine equity	4,532,907	—

SHAREHOLDERS’ DEFICIT
Ordinary Shares	7	—
Class A Ordinary Shares	—	9
Class B Ordinary Shares	—	1
Treasury Shares	—	—
Additional paid-in capital	—	5,919,660
Accumulated deficit	(4,103,381)	(5,730,180)
Accumulated other comprehensive income (loss)	6,048	(385,886)
Total shareholders’ deficit	(4,097,326)	(196,396)
Total liabilities, mezzanine equity and shareholders’ deficit	3,382,130	4,356,991

Schedule of condensed statements of comprehensive loss

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
General and administrative expenses	—	(17,660)	(26,005)
Interest income	431	885	6,565
Interest expenses	—	(514)	(3,132)
Foreign currency exchange gains (losses)	55,213	12,478	(14,459)
Change in fair value of an equity security	—	—	(16,843)
Share of losses from subsidiaries and VIEs	(495,303)	(1,170,450)	(1,511,004)
Loss before income taxes	(439,659)	(1,175,261)	(1,564,878)
Income tax expenses	—	—	—
Net loss	(439,659)	(1,175,261)	(1,564,878)

Schedule of condensed statements of cash flows

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash used in operating activities	(266)	(22,741)	(22,893)
Net cash used in investing activities	(97,873)	(3,121,321)	(734,299)
Net cash provided by financing activities	206,422	3,222,206	729,767
Effect of foreign currency exchange rate changes on cash	(10,012)	(17,660)	(12,308)
Net increase in cash	98,271	60,484	(39,733)
Cash at beginning of the year	—	98,271	158,755
Cash at end of the year	98,271	158,755	119,022